Goodwill and Intangible Assets - Goodwill Allocated to CGUs (Details) - Goodwill - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 9,456	$ 8,969	$ 8,705
Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,747	2,748
Dental
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,479	2,283
Group Benefits
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,200	1,106
SLC Management
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,748	1,645
MFS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	540	503
Asia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 742	$ 684